CONDENSED BALANCE SHEET (Parenthetical)	Jun. 30, 2020 $ / shares shares
Preferred shares, par value | $ / shares	$ 0.0001
Preferred shares, shares authorized	1,000,000
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0
Common shares, par value | $ / shares	$ 0.0001
Class A common stock
Shares subject to possible redemption	66,158,889
Shares subject to possible redemption, par value per share | $ / shares	$ 10.00
Common shares, par value | $ / shares	$ 0.0001
Common shares, shares authorized	380,000,000
Common Stock, Shares, Issued	2,841,111
Common Stock, Shares, Outstanding	2,841,111
Class B common stock
Common shares, par value | $ / shares	$ 0.0001
Common shares, shares authorized	20,000,000
Common Stock, Shares, Issued	17,250,000
Common Stock, Shares, Outstanding	17,250,000